Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Cash Flow, Supplemental [Line Items]
Equipment and software acquired under capital lease	$ 8.1	$ 14.9	$ 6.7